Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Cost
Beginning Balance	$ 15,121
Ending Balance	27,480	$ 15,121
Net carrying amounts
Intangible assets	15,121	15,121	$ 16,888
Cost
Cost
Beginning Balance	22,303
Additions	14,771
Ending Balance	37,074	22,303
Net carrying amounts
Intangible assets	37,074	22,303
Cost | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	5,207
Additions	6,765
Ending Balance	11,972	5,207
Net carrying amounts
Intangible assets	11,972	5,207
Cost | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	3,055
Additions	4,557
Ending Balance	7,612	3,055
Net carrying amounts
Intangible assets	7,612	3,055
Cost | Commercialization Rights EGRIFTA
Cost
Beginning Balance	14,041
Ending Balance	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041
Cost | Oncology Platform
Cost
Additions	3,449
Ending Balance	3,449
Net carrying amounts
Intangible assets	3,449
Accumulated amortization
Accumulated amortization
Beginning balance	7,182	5,415
Amortization	2,412	1,767
Ending Balance	9,594	7,182
Accumulated amortization | Commercialization Rights Trogarzo North America
Accumulated amortization
Beginning balance	257
Amortization	901	257
Ending Balance	1,158	257
Accumulated amortization | Commercialization Rights EGRIFTA
Accumulated amortization
Beginning balance	6,925	5,415
Amortization	1,511	1,510
Ending Balance	8,436	6,925
Net Carrying Amount [Member]
Cost
Beginning Balance	15,121	16,888
Ending Balance	27,480	15,121
Net carrying amounts
Intangible assets	15,121	16,888
Net Carrying Amount [Member] | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	4,950	5,207
Ending Balance	10,814	4,950
Net carrying amounts
Intangible assets	4,950	5,207
Net Carrying Amount [Member] | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	3,055	3,055
Ending Balance	7,612	3,055
Net carrying amounts
Intangible assets	3,055	3,055
Net Carrying Amount [Member] | Commercialization Rights EGRIFTA
Cost
Beginning Balance	7,116	8,626
Ending Balance	5,605	7,116
Net carrying amounts
Intangible assets	7,116	$ 8,626
Net Carrying Amount [Member] | Oncology Platform
Cost
Ending Balance	3,449
Net carrying amounts
Intangible assets	$ 3,449